Financial risk management and financial instruments (Tables)	12 Months Ended
Oct. 31, 2020
Financial risk management and financial instruments [Abstract]
Carrying Values of Financial Assets and Liabilities with Fair Value Inputs
The tables below sets out the measurement categories and carrying values of financial assets and liabilities with fair value inputs where relevant.

		Measurement category	Carrying value October 31, 2020	Fair value 2020	Fair value Hierarchy 2020/2019	Carrying value October 31, 2019
	Note		$m			$m
Financial assets

Non-current
Long-term pension assets	22	FV OCI	18.2	Fair value insurance based input	Level 3	17.1

Current
Cash and cash equivalent	16	Amortized cost	737.2	-	-	355.7
Trade and other receivables	14	Amortized cost	648.6	-	-	922.7
Contract assets	14	Amortized cost	33.7	-	-	56.3
			1,437.7			1,351.8

Financial liabilities

Non-current
Derivative financial instruments – interest rate swaps[1]	24	FV OCI	77.9	Fair value Bank Institutions	Level 2	36.5
Borrowings (gross)[2]	18	Amortized cost	4,699.0	4,535.1	-	4,775.0
Lease obligations	19	Amortized cost	82.2	-	-	11.7
Provisions	21	Amortized cost	22.5	-	-	49.1

Current
Borrowings (gross)[2]	18	Amortized cost	34.2	-	-	-
Lease obligations	19	Amortized cost	168.2	-	-	11.8
Provisions	21	Amortized cost	49.7	-	-	29.3
Trade and other payables – accruals	17	Amortized cost	419.2	-	-	530.3
			5,552.9			5,443.7

[1] Derivative interest rate swaps are measured at FV OCI as a result of hedge accounting. All interest rate swaps are in designated hedge relationships and there are no other derivative financial instruments held as FVTPL.
[2] Borrowings have a carrying value (net of unamortized prepaid facility arrangement fees and original issue discount) of $4,640.3 million (2019: $4,670.7 million). Total borrowings (gross) are shown in this table as $4,733.2 million (2019: $4,775.0 million) for the fair value comparison.

Interest Rate Risk
	October 31, 2020	October 31, 2019
Interest rate risk	$m	$m
Interest rate swaps (receive variable, pay fixed)

Fair value of Derivative liability (total of 4 swaps)	(77.9)	(36.5)
Notional amount (4 x $562.5 million)	2,250.0	2,250.0
Maturity date	September 30, 2022	September 30, 2022
Change in fair value of outstanding hedging instruments (OCI hedging reserve excluding deferred tax) (note 27)	(41.3)	(122.9)
Change in value of hedging instruments (as above adjusted for impact of credit risk)	(39.9)	(121.9)
Hedging ratio	1.1	1.1

Non-derivative Financial Instruments, Foreign Exchange Risk
Non-Derivative financial instruments – Designated Euro borrowings

	October 31, 2020	October 31, 2019
Foreign exchange risk	$m	$m
Notional amounts for Designated Euro borrowing

Euro B-1 2020 tranche €600 million (Borrowings maturity date: June 2025)	665.8	-

Foreign exchange (loss) on revaluation transferred to OCI-CTA No sources of ineffectiveness observed in review	(34.5)	-

Euro 2017 tranche €453 million (Borrowings maturity date: June 2024)	528.5	-

Foreign exchange (loss) on revaluation transferred to OCI-CTA No sources of ineffectiveness observed in review	(24.2)	-

Hedge ratio for each of the two Net investment hedges	1.1	-

Maximum Exposure to Credit Risk
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at October 31, 2020 was:

		October 31, 2020	October 31, 2019
	Note	$m	$m
Trade receivables (gross)	14	628.4	877.9
Cash and cash equivalents	16	737.2	355.7
		1,365.6	1.233.6

Loss Allowance for Trade Receivable
On that basis, the loss allowance as at October 31, 2020 and 2019 and movements in the loss allowance during each year were determined as follows for trade receivables (note 14 “Trade and other receivables”):

	October 31, 2020	October 31, 2019
	$m	$m
At November 1 – calculated under IAS 39		41.9
Accounting policy change – IFRS 9 (recognized against retained earnings on November 1, 2018)		20.0
At November 1 – calculated under IFRS 9	42.4	61.9
Loss allowance provided in the period	(4.8)	16.0
Receivables written off as uncollectable	(19.7)	(35.5)
At October 31	17.9	42.4

Key Aggregate Currency Exposures
	Group exposure	+/- 5%	+/- 10%
Key aggregate currency exposures*	$m	$m	$m
Euro	(1,280.1)	64.0	128.0
Indian Rupee (INR)	(42.4)	2.1	4.2
Israeli Shekel (ILS)	(29.2)	1.4	2.9
Chinese Yuan (CNY)	(25.6)	1.3	2.6
Australian Dollar (AUD)	(15.7)	0.8	1.6

Japanese Yen (JPY)	55.1	2.8	5.5
Swedish Krona (SEK)	23.5	1.2	2.4
Swiss Franc (CHF)	18.9	0.9	1.9
Danish Krone (DKK)	17.1	0.9	1.7
Canadian Dollar (CAD)	15.9	0.8	1.6
Mexican Peso (MXN)	14.6	0.7	1.5
United Arab Emirates Dirham (AED)	13.7	0.7	1.4
Czech Koruna (CZK)	10.3	0.5	1.0

  * Presenting aggregate foreign exchange exposures in excess of $10 million equivalent.

Interest Rate Exposure
Interest rate exposure

Borrowings exposures to variable interest rate changes (based on gross debt excluding the effects of hedging)	Group exposure	LIBOR, EURIBOS +1%
	$m	$m
Euro	1,228.7	12.3
US dollar	3,504.5	35.0
Total gross debt (note 18)	4,733.2	47.3

Net Debt of Group at Statement of Financial Position Date
The net debt of the Group at the Consolidated statement of financial position date is as follows:

		October 31, 2020	October 31, 2019
	Note	$m	$m
Borrowings	18	(4,640.3)	(4,670.7)
Cash and cash equivalents	16	737.2	355.7
Lease obligations (2019: Finance lease obligations)	19	(250.4)	(23.5)
Net debt		(4,153.5)	(4,338.5)

Change in Liabilities Arising from Financing Activities for Interest Bearing Loans and Finance Leases
Change in liabilities arising from financing activities for interest bearing loans (note 18 “Borrowings”) and lease obligations (note 19 “Leases”) were as follows:

	Interest bearing loans	Lease obligations	Total
	$m	$m	$m
At November 1, 2019	4,775.0	23.5	4,798.5
Adoption of IFRS16	-	269.8	269.8
	4,775.0	293.3	5,068.3
Draw down/new leases	1,490.8	41.6	1,532.4
Repayments	(1,589.7)	(93.3)	(1,683.0)
Disposals	-	(0.2)	(0.2)
Interest	-	13.2	13.2
Foreign exchange	57.1	(4.2)	52.9
At October 31, 2020	4,733.2	250.4	4,983.6